UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

Investors Florida Municipal Cash Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.2%
Florida 78.7%
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.99% *, 9/1/2026	150,000	150,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 4.05% *, 8/1/2034, Bank One NA (a)	1,185,000	1,185,000
Florida, Municipal Securities Trust Certificates, Series 7007, AMT, 144A, 4.05% *, 3/1/2040 (b)	850,000	850,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 4.08% *, 12/1/2020, Wachovia Bank NA (a)	1,080,000	1,080,000
Florida, State Board of Education Lottery Revenue, Series R-542, 144A, 4.01% *, 7/1/2025 (b)	1,000,000	1,000,000
Florida, State Division Board Finance Department, General Services Revenue, Department of Environmental & Preservation 2000, Series A, 6.0%, 7/1/2006 (b)	800,000	800,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.98% *, 3/31/2021, Bank of America NA (a)	125,000	125,000
Jacksonville, FL, Economic Development Community Health Care Facilities Revenue, 4.02% *, 10/1/2015, SunTrust Bank (a)	350,000	350,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 4.04% *, 10/1/2029 (b)	700,000	700,000
Miami-Dade County, FL, General Obligation:
3.43%, 8/23/2006	3,065,000	3,065,000
Series R-387, 144A, 4.0% *, 7/1/2028 (b)	695,000	695,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 4.05% *, 9/1/2035, KeyBank NA (a)	1,525,000	1,525,000
Miami-Dade County, FL, School Board Certificates of Participation, Series C, 5.0%, 8/1/2006 (b)	1,750,000	1,752,453
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Smokewood/Sun, Series A, 3.97% *, 12/1/2022	200,000	200,000
Pinellas County, FL, Health Facilities Authority Revenue, Bayfront Hospital Projects, 4.02% *, 7/1/2034, SunTrust Bank (a)	650,000	650,000
Santa Rosa County, FL, Health Facilities Authority Revenue, Baptist Hospital, Inc., 4.0% *, 10/1/2021, Bank of America NA (a)	200,000	200,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.99% *, 11/1/2034, Allied Irish Bank PLC (a)	900,000	900,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 3.99% *, 8/1/2022, SunTrust Bank (a)	200,000	200,000

		15,427,453
Colorado 1.9%
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, Series A1, 4.03% *, 9/1/2033, Bank of America (a)	375,000	375,000
Illinois 1.0%
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 3.98% *, 12/1/2033, Bank One NA (a)	200,000	200,000
Indiana 4.3%
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 4.03% *, 5/1/2025, LaSalle National Bank (a)	850,000	850,000
Kentucky 0.5%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 4.0% *, 3/1/2030, US Bank NA (a)	100,000	100,000
Michigan 0.4%
Michigan, University of Michigan Revenues, Series A, 3.95% *, 12/1/2019	75,000	75,000
New Jersey 3.6%
New Jersey, Economic Development Authority Revenue, Paddock Realty LLC Project, AMT, 4.17% *, 5/1/2031, Wells Fargo Bank NA (a)	700,000	700,000
Ohio 5.6%

ABN Amro Munitops Certificate Trust, Series 2003-37, 144A, 4.01% *, 12/1/2011 (b)	900,000	900,000
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 4.25% *, 12/1/2019, National City Bank (a)	200,000	200,000

		1,100,000
Puerto Rico 2.1%
Puerto Rico, Industrial Tourist, Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 4.01% *, 12/1/2030	400,000	400,000
Tennessee 0.5%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, 4.05% *, 1/1/2033, Bank of America NA (a)	100,000	100,000
Texas 0.6%
Harris County, TX, General Obligation, 3.8%, 7/5/2006	120,000	120,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 19,447,453)	99.2	19,447,453
Other Assets and Liabilities, Net	0.8	159,371

Net Assets	100.0	19,606,824

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2006.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	5.1
Financial Guaranty Insurance Company	8.2
Financial Security Assurance, Inc.	8.0
MBIA Corporation	13.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors Florida Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors Florida Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006